Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of Preparation
Basis of Preparation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the SEC) regarding financial reporting.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Wise Plc, and its wholly-owned subsidiaries. All intercompany transactions have been eliminated in consolidation. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for the fair statement of the Group’s financial position, results of operations and cash flow have been included.
All financial information is presented in millions of U.S dollars (USD), which is the Group’s reporting currency, rounded to the nearest $0.1 million, unless otherwise stated.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported period. These estimates and assumptions include, but are not limited to, transaction and credit losses; refer to “
Transaction and Credit Losses”
for further information.
The Group bases its estimates on historical experience and on assumptions that management considers reasonable. Actual results could differ materially from those estimates, and these differences could be material to the consolidated financial statements. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Foreign Currencies
Foreign Currencies
The reporting currency of the Group is the U.S. dollar. The functional currency of each of the subsidiaries of the Group is based on the currency of the economic environment in which they operate.
Gains and losses from the remeasurement of foreign currency transactions into the functional currency are recognized as “Transaction Expense” for customer related balances and as “Other income/(loss), net” for non-customer
related balances, on our Consolidated Statement of Comprehensive Income.
Upon consolidation, assets and liabilities of each subsidiary with a functional currency that differs from the reporting currency are translated into U.S. dollars at period-end
exchange rates, and revenues and expenses are translated into U.S. dollars using average exchange rates for each reporting period. Translation adjustments are reflected as other comprehensive income/(loss) and is included in “Accumulated Other Comprehensive Income.”

Transaction Revenue Recognition
Transaction Revenue Recognition
The Group follows a five-step framework to determine when and how revenue is recognized, based on the core principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the considerations to which the Group expects to be entitled in exchange for those goods or services.

•	Identify the contract with a customer (step 1)

•	Identify the performance obligations in the contract (step 2)

•	Determine the transaction price (step 3)

•	Allocate the transaction price to the performance obligations in the contract (step 4)

•	Recognize revenue when the Group satisfies a performance obligation (step 5)
The Group generates transaction revenue from contracts with customers by providing cross-border services (which includes money transfers, currency conversion services and account services), debit card services and transaction revenue from other services. Refer to “Note 3—Transaction revenue” for additional information regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

Interest Income on Customer Balances
Interest Income on Customer Balances
Interest income on customer balances is earned from holding customer funds as cash and cash equivalents or investing them into highly liquid permitted financial assets. These amounts are recognized in the Consolidated Statement of Comprehensive Income using the effective interest rate method.

Interest Expense on Customer Liabilities
Interest Expense on Customer Liabilities
Interest expense on customer liabilities is the interest expense payable to customers for holding eligible balances in their accounts with Wise. These amounts are calculated as a percentage of those eligible balances and provided as either cashback or interest depending on the jurisdiction. These amounts are recognized in the Consolidated Statement of Comprehensive Income as “Interest expense on customer liabilities” in the period for which the customer receives the benefit.

Transaction Expense
Transaction Expense
Transaction expense (excluding depreciation and amortization) comprises the costs incurred by the Group in processing and settlement of transactions as well as providing debit card services. This includes:

•
banking and other fees, net of applicable rebates, incurred in processing customer transfers, currency conversion services, and debit card transactions, as well as the costs of providing cards to customers;

•
net foreign exchange costs generated due to customer transactions, including the costs related to the difference between the published mid-market
rate offered to customers and the rate obtained by the Group in acquiring currency. Net foreign exchange differences are also incurred from the revaluation of customer balances at period end. The Group recorded net foreign exchange loss of $59.6 million for the year ended March 31, 2026, and net foreign exchange gain of $42.6 million and $49.2 million for the years ended March 31, 2025 and 2024 respectively; and

•
other product costs include product losses that are directly generated from customer transactions, including chargeback losses, fraud charges, as well as taxes directly attributable to customer activity.

Technology and Development
Technology and Development
Technology and development expenses consist of employee-related expenses for the Group’s engineering and products team, including salaries, benefits, and share-based compensation expenses, professional services fees and costs for software subscription services dedicated for the use by the Group’s technology teams, cloud infrastructure costs as well as costs of other company-wide technology tools including AI solutions. Technology and development costs are generally expensed as incurred and the Group does not have software development costs which qualify for capitalization as internal-use
software for the years ended March 31, 2026 (2025: $nil; 2024: $2.6 million was capitalized).
During the financial year ended March 31, 2026, the Group expensed $226.8 million of product engineering costs (2025: $164.6 million; 2024: $145.6 million). These costs directly relate to the evolution of the Group’s product offerings and primarily comprise employee-related expenses of the Engineering and Product teams.

Servicing
Servicing
Servicing includes costs to provide customer onboarding and support, payment operations and compliance activities, including financial crime prevention and sanctions screening and monitoring. These costs include: employee-related expenses associated with our servicing staff, including salaries, benefits, and share-based compensation expenses; outsourced services providers; and technology and AI solutions used by servicing teams.

Marketing and Sales
Marketing and Sales
Marketing and sales expenses consist primarily of advertising and customer acquisition costs incurred to attract new customers, including external brand and customer acquisition expenses, and employee-related expenses associated with the Group’s marketing and sales people, principally salaries, benefits, and share-based compensation expenses. Marketing and sales expenses also include promotions, costs for software subscription services dedicated for use by the Group’s marketing and sales teams, and outsourced service providers contracted for marketing purposes. Advertising expenses included in Marketing and Sales totaled $100.5 million for the year ended March 31, 2026, (2025: $62.5 million; 2024: $40.6 million).

General and Administrative
General and Administrative
General and administrative expenses consist of employee-related expenses for finance, legal, compliance, risk, people, workplace, and other administrative teams, as well as leadership functions, including salaries, benefits, and share-based compensation expenses. General and administrative expenses also include professional services fees, subscriptions, office expenses, indirect taxes, depreciation, amortization and other corporate expenses.

Share-Based Compensation
Share-Based Compensation
The Group operates a number of employee equity-settled schemes as part of its reward strategy.

The grant date fair value of a share award is determined using the Group’s stock price on the date of grant. These awards are subject to a service condition or a performance condition. The awards with a service condition vest ratably, typically over four years and the share-based compensation expense is recognized over this requisite service period using the straight-line method. The maximum term of share awards granted is 10 years.
The awards with a performance condition vest on achievement of the relative total shareholder return (TSR) compared to the FTSE 250 and volume growth performance measures over the
3-year
performance period. Share-based compensation expenses for these awards are recognized over the requisite service period and as the performance targets are considered probable of being achieved.
The Group recognizes share-based compensation net of estimated forfeitures and revises the estimates in subsequent periods if actual forfeitures differ from the estimates. The Group estimates the forfeiture rate based on historical experience as well as expected future behavior.

Income Tax
Income Tax
The provision for income taxes is determined using the asset and liability approach considering guidance related to uncertain tax positions. Tax laws require items to be included in tax filings at different times than the items are reflected in the financial statements. A current liability is recognized for the estimated taxes payable for the current year. Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. Deferred taxes are initially recognized at the enacted tax rate and are adjusted for any enacted changes in tax rates and tax laws. Subsequent changes to deferred taxes originally recognized in equity are recognized in the Consolidated Statement of Comprehensive Income. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. Deferred tax liabilities and assets attributable to different tax paying components or to different tax jurisdictions of the Group are not offset.
The income tax effects from an uncertain tax position are recognized when it is more likely than not that the position will be sustained based on its technical merits and considerations of the tax authorities’ widely understood administrative practices and precedents. Although the Group believes that the estimates and assumptions used are reasonable and legally supportable, the final determination of tax audits could be different than that which is reflected in historical tax provisions and recorded assets and liabilities. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest and penalties related to uncertain tax positions in “Income tax benefit/(expense)” on the Consolidated Statement of Comprehensive Income.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include
on-demand
deposits, term deposits used for meeting short-term cash commitments, deposits (with collateral) held, money market funds (“MMFs”) and other short-term high-quality liquid investments with an original maturity of three months or less, and cash held with banking partners.
The Group receives and holds customer funds and recognizes the respective financial assets and corresponding liabilities for the funds customers hold in their account and the funds the Group receives as part of the money transfer settlement process. At the point that the cash is received from the customer, the Group becomes party to a contract and has a right and an ability to control the economic benefit from the cash flows associated with this balance. Additionally, the Group considers it does not have a legally enforceable right to set off these financial assets and liabilities, or an intention to settle them on a net basis or settle them simultaneously.
Therefore, management has concluded that the recognition of the financial assets and their respective liabilities on the balance sheet is appropriate.

The Group is subject to various regulatory safeguarding compliance requirements with respect to customer funds. Such requirements may vary across the different jurisdictions in which the Group operates. Within the $27,802.2 million (2025: $18,066.3 million) of cash and cash equivalents $14,824.1 million
(2025: $7,503.0 million) of customer funds is in segregated, safeguarding bank accounts and term deposits held at investment grade banking institutions, or the highest possible credit-rated institutions in non-investment
grade jurisdictions (bank ratings being limited by the relevant country rating).
The remainder of safeguarded customer deposits were held across highly liquid MMFs ($7,592.1 million and $7,034.4 million for 2026 and 2025 respectively), and in liquid, investment-grade fixed income securities, comprising government treasury bonds and highly-rated corporate paper, in accordance with applicable local regulations ($4,582.7 million and $6,013.6 million for 2026 and 2025 respectively). In addition the Group has a hybrid approach to safeguarding U.K. customer funds by implementing Safeguarding via Comparable Guarantees, of total value of $1,119.1 million (£845.0 million) as at March 31, 2026, with nine investment grade sureties.

Accounts Receivable
Accounts Receivable
Accounts receivable includes receivables mainly from payment processors, partners (card scheme providers), brokers and customers that represent revenues or income earned, but not yet collected and amounts receivables as part of the money transfer settlement process.
Accounts receivable are classified as current assets if receipts are due within one year or less. If not, they are presented as non-current
assets. Accounts receivable, net are initially measured at fair value and subsequently measured at their amortized cost less transaction and credit losses. The carrying values of current accounts receivable approximate their fair values due to their short maturity.
Refer to “
Transaction and Credit Losses”
below for the measurement of the allowance for doubtful debts.

Transaction and Credit Losses
Transaction and Credit Losses
The Group has exposure to Current Expected Credit Losses (CECLs) for financial assets including cash and cash equivalents, debt securities, accounts receivable, interest receivable and collateral deposits the Group holds with its counterparties.
We utilize a combination of aging and probability of default methods to develop an estimate of credit losses, depending on the nature and risk profile of the underlying asset pool. A broad range of information is considered in the estimation process, including historical loss information adjusted for current conditions and expectations of future trends. The estimation process also includes consideration of qualitative and quantitative risk factors associated with the age of asset balances, expected timing and probability of default, loss given default, exposure at default, counterparty tiering classifications, merchant and customer risk profiles, country risk profiles for higher risk jurisdictions, and relevant macro-economic factors. Determining the appropriate current expected credit loss allowance is an inherently uncertain process requiring significant estimation and ultimate losses could differ materially from the current estimates. There have not been any material movements in the CECL during the financial years ended March 31, 2026 and March 31, 2025, as a result of there being no material movements in aging or risk profiles of the underlying asset pools.
Negative customer balances occur primarily when there are insufficient funds in a customer’s account to cover charges, debit card transactions, and merchant-related chargebacks due to non-delivery
or unsatisfactory delivery of purchased items, and fraudulent customer activity. If an active non-fraudulent
account goes negative and remains more than 30 days past due, allowance for the receivable is provided in full.
Financial assets are presented net of the allowance for credit losses in the Consolidated Statement of Financial Position. CECLs expense is included as “Transaction and Credit Losses” in the Consolidated Statement of Comprehensive Income. Write-offs are recorded in the period in which the asset is deemed to be uncollectible.

Credit Risk Characteristics and Concentration
The credit risk exposures for all financial assets are managed at Group level according to the Group’s credit risk appetite. Wise actively manages credit concentration risk and it is Wise’s policy to impose credit limits in order to control the exposures (amount and period) Wise has with each counterparty considering their level of risk.
These limits are set based on the credit ratings or perceived credit quality of each counterparty and approval must be obtained from the Credit Risk Committee for any exceptions outside of the framework.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment is stated at cost less accumulated depreciation and any impairment loss.
Depreciation is recognized over the estimated useful lives of the corresponding assets, using the straight-line method, on the following basis:

Right-of-use assets:	Lease term: 1-10 years
Leasehold improvements	Lease term: 1-10 years
Office equipment	5 years
Depreciation expense is recorded in the Consolidated Statement of Comprehensive Income within “General and Administrative” expenses. The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in “Other income/ (loss), net” within the Consolidated Statement of Comprehensive Income.

Leases
Leases
The Group determines whether an arrangement is a lease at inception. The Group has operating leases for office space in various locations.
For short term leases, the Group recognizes lease payments on a straight-line basis in the Consolidated Statement of Comprehensive Income within “General and Administrative” expenses, in the period in which the obligation is incurred.
Extension and termination options are included in a number of office space leases across the Group to maximize operational flexibility and they are exercisable only by the Group and not by the lessors. The Group assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control.
The Group recognizes a
right-of-use
asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments (including in-substance
fixed payments) less any lease incentives received and receivable, and variable lease payments that depend on an index or a rate, initially measured using the index or rate at the commencement date. During the years ended March 31, 2026 and 2025, the Group did not incur material variable lease expense.
The
right-of-use
asset is initially measured at the amount equal to the lease liability, adjusted for any lease payments made at or before lease commencement, lease incentives and any initial direct costs. The right-of-use
asset is included in “Property, plant and equipment” in the Consolidated Statement of Financial Position.

The lease liabilities are presented as separate line items in the Consolidated Statement of Financial Position. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use
asset) whenever:

•	The lease term has changed, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

•
A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

•	When a lease term has changed or been modified, variable lease payments that depend on an index or a rate shall be remeasured using the index or rate as of the date the remeasurement is required.
Lease expense for operating leases is recognized on a straight-line basis over the lease term, which is the non-cancelable
term adjusted for any renewal and termination options that are considered reasonably certain, and included in “General and Administrative” expenses within the Consolidated Statement of Comprehensive Income.
During the years ended March 31, 2026 and 2025, the Group did not have any finance leases.

Intangible Assets
Intangible Assets
Intangible assets consist of internally generated software, licenses and domain purchases. Intangible assets are amortized over the period of estimated benefit using the straight-line method and estimated useful lives ranging from two to ten years. No significant residual value is estimated for intangible assets.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Group assesses potential impairments to its long-lived assets when events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. If any indicators of impairment are present, the Group tests recoverability. The carrying value of a long-lived asset or asset group is not recoverable if the carrying value exceeds the sum of the estimated undiscounted future cash flows expected to be generated from the use and eventual disposition of the asset or asset group. If the estimated undiscounted future cash flows do not exceed the asset or asset group’s carrying amount, then an impairment loss is recorded, measured as the amount by which the carrying amount of a long-lived asset or asset group exceeds its estimated fair value.

Financial Instruments
Financial Instruments
Financial instruments measured at fair value through net income include MMFs, derivative assets and derivative liabilities. Changes in fair value for derivatives are recognized in the Consolidated Statement of Comprehensive Income in “Transaction expense.” The decision to elect the fair value option is determined on an instrument-by-instrument
basis and applied to the entire class of instruments. For MMFs, the Group considers the fair value to better reflect the underlying economics of the instrument.
Financial assets measured at amortized cost include cash and cash equivalents (excluding MMFs where the Group has designated the instruments at fair value through net income), accounts receivable and other assets. Financial liabilities measured at amortized cost include debt, accounts payable and other liabilities, and funds payable and amounts due to customers.

Financial assets are classified as current assets if receipts are due within one year or less. If not, they are presented as non-current
assets. Financial liabilities are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current
liabilities.
Financial assets and liabilities are offset and the net amount presented in the Consolidated Statements of Financial Position when, and only when, the Group has a legally enforceable right to set off the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. The Group has not offset any financial assets and liabilities for the period under review.
Refer below for details on the Group’s debt securities.

Debt Securities
Debt Securities
Debt securities may be classified as Trading,
Held-To-Maturity
or
Available-For-Sale
(AFS). Trading debt securities are held principally for resale and recorded at their fair values. Unrealized gains and losses on trading debt securities are included immediately in earnings.
Held-to-maturity
debt securities are those which management has the positive intent and ability to hold to maturity and are reported at amortized cost.
AFS debt securities consist of debt securities not classified as trading debt securities nor as held-to-maturity
debt securities. The Group’s debt securities (e.g. bonds) are classified as AFS and recorded at their fair value.
Unrealized holding gains and losses on AFS debt securities are reported as a net amount in accumulated other comprehensive income in shareholders’ equity until realized. Gains and losses on the sale or maturity of AFS debt securities are determined using the specific-identification method and recognized in “Other income/(loss), net” in the Consolidated Statement of Comprehensive Income. Premiums and discounts on debt securities are recognized in interest income using the effective interest rate method over the period to maturity.

Derivative Instruments
Derivative Instruments
The Group enters into derivative financial instruments to manage its exposure to market risks. The principal market risk involves the managing of potential adverse effects of foreign exchange rates. All derivative financial instruments are recognized as “Derivative financial assets” or “Derivative financial liabilities” within the “Prepaid expenses and Other Current Assets” and “Accounts Payable and Other Current Liabilities” respectively, in the Consolidated Statement of Financial Position. The Group has not designated any derivatives in hedging relationships.
The fair value of the derivative financial instruments is determined by mark-to-market
valuation technique. The key inputs in the valuation model are the observable foreign exchange rates for the currencies involved. The Group’s derivatives balances in the financial statements are classified as current or non-current,
depending on their respective maturities. For the years ended March 31, 2026 and 2025, all the Group’s derivatives balances matured within one year and were classified as current.
The Group has not offset any derivative financial assets and liabilities for the period under review.

Debt
Debt
The Group’s debt mainly consists of the debt issued under a Revolving Credit Facility (“RCF”) and the Euro Medium Term Note Program (the “EMTN Program”).
RCF
The RCF is recognized initially at fair value, net of transaction costs incurred, and is subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized as interest expense using the effective interest method over the term of the facility. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred and treated as a transaction cost when the draw-down occurs. The Group presents the impact of transaction costs as part of financing cash flows.
Debts are classified as current liabilities unless, at the end of the reporting period, the Group has the intent and ability to utilize proceeds from its RCF to refinance such debt on a long-term basis. For the year ended March 31, 2026 the Group has no outstanding debt under the RCF (year ended March 31, 2025: the Group’s RCF is reported as short-term debt in the Consolidated Statement of Financial Position).
EMTN Program
The debt issued under the EMTN Program is recognized initially at fair value, net of transaction costs incurred, and is subsequently carried at amortized cost. Costs associated with the issuance of debt are recorded on the balance sheet as a direct deduction from the carrying amount of the related debt liability. All debt issuance costs are amortized over the term of the related debt using the effective interest rate method. Debt issuance discounts are netted against the related debt and are amortized over the term of the debt using the effective interest method.
The portion of the principal with a maturity date beyond 12 months from the balance sheet date are classified as non-current
liabilities and the portion of the principal that is due to be settled within 12 months of the balance sheet date, including accrued interest payable, are classified as current liabilities. For the year ended March 31, 2026, the Group’s EMTN bond is reported as long-term debt in the Consolidated Statement of Financial Position.
See Note 17 for additional information on the Group’s debt.

Fair Value Measurements
Fair Value Measurements
The Group defines fair value as the price to sell an asset or amount paid to transfer a liability in an orderly transaction between market participants at the measurement date. The determination of fair value is based on the principal or most advantageous market in which the Group could participate and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non-performance.
Also, determination of fair value assumes that market participants will consider the highest and best use of the asset.
The Group uses the hierarchy prescribed in the aforementioned accounting guidance for fair value measurements, based on the available inputs to the valuation and the degree to which they are observable or not observable in the market.
The three levels of the hierarchy are as follows:

•
Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date. Financial instruments classified as level 1 predominantly comprise treasury bonds, investment grade corporate paper and money market funds. The quoted market price used for financial assets held by the Group is the current close price at the balance sheet date.

•
Level 2 Inputs – Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability if it has a specified or contractual term. The Group classifies derivative financial assets and liabilities and certain corporate debt instruments as level 2 financial instruments. These corporate debt instruments are valued based on discounted cash flows using market rate for the respective maturity of the debt securities. The derivative instruments are valued by observable foreign exchange rates. There were no changes to the valuation techniques during the period.

•
Level 3 Inputs – Unobservable inputs for the asset or liability used to measure fair value allowing for inputs reflecting the Group’s assumptions about what other market participants would use in pricing the asset or liability, including assumptions about risk. The Group does not have any financial instruments in level 3.

Refer to “Note 18 – Fair Value Measurement” for additional information.

Funds Payable and Amount Due to Customers
Funds Payable and Amount Due to Customers
Funds payable and amount due to customers consist of customer account balances and outstanding money transmission liabilities.
Customer accounts relate to the funds held in their accounts and the funds the Group receives as part of the money transfer settlement process. When electronic
e-money
is issued the Group recognizes the corresponding liability to the customer equal to the amount of electronic
e-money
that has been issued.
Outstanding money transmission liabilities represent transfers that have not yet been paid out or delivered to a recipient.

Accounts Payable and Other Liabilities
Accounts Payable and Other Liabilities
Accounts payable consist of obligations to pay for goods and services that have been acquired in the ordinary course of business from suppliers on the basis of normal credit terms and do not bear interest.
Payables are initially recognized at fair value and subsequently measured at amortized cost. Accounts payable are presented as current in the statement of financial position if it is expected to be settled in the normal operating cycle; or expected to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. All other liabilities are classified as non-current.
Accounts payables are unsecured unless otherwise indicated; due to the short-term nature of current payables, their carrying values approximate their fair value.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
Income Taxes
In December 2023, the FASB issued ASU
2023-09,
which amends Income taxes (Topic 740). This update enhances annual income tax disclosure requirements, primarily by requiring public business entities to provide disclosures regarding the statutory tax rate and effective tax rate in tabular format presented both as percentages and dollar amounts with eight specific categories identified (state/local taxes, foreign tax effects, changes in tax laws/rates, cross-border tax effects, tax credits, valuation allowance changes, non-taxable/non-deductible
items, and changes in unrecognized tax benefits), and to provide additional disclosures for reconciling items that meet quantitative thresholds. This update is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Group has adopted this guidance in our March 31, 2026 annual financial statements.

Accounting Pronouncements Not Yet Adopted
Accounting Pronouncements Not Yet Adopted
Disaggregation of Income Statement Expenses
In November 2024, the FASB issued ASU
2024-03,
Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic
220-40),
which is intended to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses in commonly presented expense captions. This update requires public business entities to expand disclosures about specific expense categories in the notes to the financial statements, including inventory, employee compensation, depreciation, and intangible asset amortization, among others. This update is effective for annual periods beginning after December 15, 2026 and for interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Group is evaluating the impact of the adoption of this update on the consolidated financial statements.
Intangibles – Goodwill and Other
Internal-Use
Software
In September 2025, the FASB issued ASU
2025-06,
which modernizes the accounting for
internal-use
software by eliminating project stage-based capitalization and clarifying the probable-to-complete
threshold to commence the capitalization of software costs. The new guidance is effective for annual periods beginning after December 15, 2027, and transition approaches include prospective, retrospective or modified methods. The Group is evaluating the impact of the ASU on our consolidated financial statements.
Measurement of Credit Losses for Accounts Receivable
In July 2025, the FASB issued ASU
2025-05,
Financial Instruments–Credit Losses– Measurement of Credit Losses for Accounts Receivable and Contract Assets (Topic 326), which added a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset when estimating expected credit losses for current accounts receivable and current contract assets. The guidance is effective for annual periods beginning after December 15, 2025. The Group is evaluating the impact of the adoption of this update on the consolidated financial statements.